DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
Brookfield Infrastructure’s activities expose it to a variety of financial risks, including market risk (i.e. currency risk, interest rate risk, commodity risk and other price risk), credit risk and liquidity risk. Brookfield Infrastructure and its subsidiaries selectively use derivative financial instruments principally to manage these risks.
The aggregate notional amount of Brookfield Infrastructure’s derivative positions at December 31, 2023 and 2022 were as follows:

US$ MILLIONS	Note	2023	2022
Foreign exchange contracts	(a)	$3,531	$2,912
Interest rates swaps and other	(b)	17,632	9,543
Commodity contracts		113	115
		$21,276	$12,570
The following table presents the change in fair values of Brookfield Infrastructure’s derivative positions during the years ended December 31, 2023 and 2022:

US$ MILLIONS	Unrealized Gains During 2023	Unrealized Losses During 2023	Net Change During 2023	Net Change During 2022
Foreign exchange derivatives	$35	$(150)	$(115)	$119
Interest rate and other derivatives	92	(489)	(397)	512
Commodity derivatives	17	(21)	(4)	36
	$144	$(660)	$(516)	$667
(a)Foreign Exchange
Brookfield Infrastructure held the following foreign exchange contracts with notional amounts at December 31, 2023 and 2022.

	Notional Amount (U.S. Dollars)		Average Exchange Rate
US$ MILLIONS	2023	2022	2023	2022
Foreign exchange contracts
British pounds	$1,081	$868	$1.25	$1.30
Canadian dollars	917	553	0.77	0.79
Australian dollars	433	494	0.69	0.71
European Union euros	433	328	1.11	1.14
Indian rupees	126	25	0.012	0.012
Colombian pesos	5	15	0.0002	0.0002
Peruvian soles	10	9	0.26	0.26
Other(1)	526	620	—	—
	$3,531	$2,912

(1)Includes foreign exchange contracts at our operating subsidiaries intended to offset the risk associated with non-recourse borrowings in currencies other than the functional currency of the underlying operation, primarily in USD.
(b)Interest Rates
At December 31, 2023, Brookfield Infrastructure held interest rate and cross currency interest rate swap contracts having an aggregate notional amount of $17,632 million (2022: $9,543 million). Our partnership has an aggregate notional amount of $9,152 million floating interest rate derivatives that are benchmarked against the SOFR, $2,038 million floating interest rates derivatives that are benchmarked against the Canadian Overnight Repo Rate Average (“CORRA”), $2,022 million floating interest rates derivatives that are benchmarked against the Euro Interbank Offered Rate (“EURIBOR”), $1,245 million floating interest rates derivatives that are benchmarked against the Canadian Dollar Offered Rate (“CDOR”), $803 million floating interest rates derivatives that are benchmarked against the bank bill swap rate, and $414 million floating interest rates derivatives that are benchmarked to the Sterling Overnight Index Average (“SONIA”).
Originally, certain loans and derivatives were benchmarked against the LIBOR. However, in 2023, the partnership transitioned these instruments to the SOFR. The group accounted for the change to SOFR using the practical expedient in IFRS 9, which allows the group to change the basis for determining the contractual cash flows prospectively by revising the effective interest rate.
It is currently expected that the CORRA will replace CDOR prior to June 30, 2024. As at December 31, 2023, this reform has resulted in no material economic impact on our partnership’s floating rate borrowings.
Other Information Regarding Derivative Financial Instruments
The following table presents the notional amounts underlying Brookfield Infrastructure’s derivative instruments by term to maturity as at December 31, 2023 and the comparative notional amounts at December 31, 2022, for both derivatives that are classified as fair value through profit or loss and derivatives that qualify for hedge accounting:

	2023				2022
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$974	$841	$—	$1,815	$2,007
Interest rate derivatives
Interest rate swaps, cross currency interest rate swaps and other	621	1,470	—	2,091	720
Commodity contracts	113	—	—	113	115
	$1,708	$2,311	$—	$4,019	$2,842
Elected for hedge accounting
Foreign exchange derivatives	$1,101	$255	$360	$1,716	$905
Interest rate derivatives
Interest rate and cross currency interest rate swaps	559	10,579	4,403	15,541	8,823
	$1,660	$10,834	$4,763	$17,257	$9,728
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2023 and 2022 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2023			2022
AS AT AND FOR THE YEARS ENDED (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$16,457	$(459)	$(9)	$9,308	$529	$1
Net investment hedges	800	(27)	—	420	235	—
	$17,257	$(486)	$(9)	$9,728	$764	$1
Our partnership settles the difference between the contracted fixed and floating rates of its interest rate swaps on a net basis. All interest rate swap contracts exchanging floating rate interest amounts for fixed rate interest amounts are designated as cash flow hedges in order to reduce our partnership’s cash flow exposure resulting from variable interest rates on borrowings. The interest rate swaps and the interest payments on the borrowings occur simultaneously and the amount accumulated in equity is reclassified to profit or loss over the period that the floating rate interest payments on borrowings affect profit or loss.